PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Post-employment health care benefit cost - Plan Assets (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate obligations
Disclosure of fair value of plan assets [line items]
Fixed income instruments	Rp 69	Rp 6
Percentage of companies share in total plan assets	0.55%	0.04%
Post-employment health care benefit cost
Disclosure of fair value of plan assets [line items]
Percentage of companies share in total plan assets	1.72%	2.45%
Actual return on plan asset	Rp 270	Rp 987
Post-employment health care benefit cost | Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	375	392
Equity-based mutual fund	313	435
Total	12,118	12,730
Post-employment health care benefit cost | Unquoted
Disclosure of fair value of plan assets [line items]
Private placement	507	448
Total	507	448
Post-employment health care benefit cost | Financials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	1,070	1,468
Post-employment health care benefit cost | Consumer non-cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	78	115
Post-employment health care benefit cost | Basic material | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	197	260
Post-employment health care benefit cost | Infrastructure | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	517	618
Post-employment health care benefit cost | Energy | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	164	156
Post-employment health care benefit cost | Technology | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	43	24
Post-employment health care benefit cost | Industrials | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	242	261
Post-employment health care benefit cost | Consumer cyclicals | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	355	395
Post-employment health care benefit cost | Properties and real estate | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	96	110
Post-employment health care benefit cost | Healthcare | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	118	147
Post-employment health care benefit cost | Transportation and logistic | Level 1
Disclosure of fair value of plan assets [line items]
Equity instruments	4	5
Post-employment health care benefit cost | Government obligations | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	1,837	1,271
Post-employment health care benefit cost | Corporate obligations | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	196	6
Post-employment health care benefit cost | Fixed income mutual funds | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	6,484	7,067
Post-employment health care benefit cost | Exchange Traded Fund ("ETF") | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	24
Post-employment health care benefit cost | Index mutual funds | Level 1
Disclosure of fair value of plan assets [line items]
Fixed income instruments	5
Series B shares | Post-employment health care benefit cost
Disclosure of fair value of plan assets [line items]
Equity instruments	Rp 217	Rp 321